NATIXIS FUNDS TRUST I

February 04, 2026

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus dated February 1, 2026, for the Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I, does not differ from that contained in Post-Effective Amendment No. 165 filed electronically on January 27, 2026.

Please direct any questions on the attached materials to me at (617) 449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary